Cash and cash equivalents (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 49,496	$ 130,252
Cash equivalents	36,943	35,703
Cash and cash equivalents	86,439	165,955	$ 256,939	$ 276,776
Investment of money market fund	54,000
Fair value of other financial assets	$ 55,494	$ 0